Derivative Instruments (Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ 13,466	$ (4,086)	$ 1,717
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	7,972	(1,115)	(1,995)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	2,929	(3,193)	(1,171)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	10,537	(893)	2,888
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(1,930)	(1,127)	670
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)		51	(2,665)
Financial Income [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ 9,902	$ (39)